Legal proceedings - Additional information (Details) € in Millions	1 Months Ended			3 Months Ended	6 Months Ended
	Jul. 31, 2024 lawsuit	Apr. 30, 2024 appeal director	Mar. 31, 2024 claimant	Sep. 30, 2022 EUR (€)	Jun. 30, 2024 EUR (€) classAction	Dec. 31, 2021 EUR (€)
Disclosure of Legal Proceedings [line items]
Damages claimed in litigation case					€ 587
Number of former directors of Payvision issued a penalty order | director		2
Number of appeals filed by client | appeal		1
Number of class actions | classAction					3
Number of claimants dissolved | claimant			1
Conclusion of litigation
Disclosure of Legal Proceedings [line items]
Lawsuit in favor of ING | lawsuit	1
SPAIN
Disclosure of Legal Proceedings [line items]
Number of class actions, agreement reached | classAction					1
Certain consumer credit products
Disclosure of Legal Proceedings [line items]
Legal proceedings provision						€ 180
Increase in legal proceedings provision				€ 75